UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [   ]; Amendment Number:
    This Amendment (check one only):    [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cook & Bynum Capital Management, LLC
             ------------------------------------
Address:     820 Shades Creek Parkway, Suite 2450
             ------------------------------------
             Birmingham AL 35209
             ------------------------------------


Form 13F File Number: 028-14833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
   Manager:

Name:        David A. Hobbs
             ------------------------------------
Phone:       205-533-8400
             ------------------------------------

Signature, Place and Date of Signing:

/s/ David A. Hobbs          Birmingham, AL          8/14/12
------------------          --------------          -------
    [Signature]             [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                             ------------------

Form 13F Information Table Entry Total:      6
                                             ------------------

Form 13F Information Table Value Total:      $133,198
                                             ------------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number              Name

                           FORM 13F INFORMATION TABLE

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    COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                                                                                                         --------------------------
                                                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
   ISSUER NAME            CLASS TITLE     CUSIP    (X$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc.    COM (CL B)   084670702     20,558  246,700   SH         SHARED -      NONE    246,700     -       -
                                                                                   DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
The Coca-Cola Company      COM          191216100     25,176  321,980   SH         SHARED -      NONE    321,980     -       -
                                                                                   DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc.           COM          50075N104     10,468  271,050   SH         SHARED -      NONE    271,050     -       -
                                                                                   DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corporation      COM          594918104     21,817  713,200   SH         SHARED -      NONE    713,200     -       -
                                                                                   DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
The Procter & Gamble       COM          742718109      9,671  157,900   SH         SHARED -      NONE    157,900     -       -
Company                                                                            DEFINED
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Wal-Mart Stores, Inc.      COM          931142103     45,508  652,730   SH         SHARED -      NONE    652,730     -       -
                                                                                   DEFINED
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